Significant events and transaction related to the three-month period ended June 30, 2024 (Details Narrative) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Apr. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Number of notes issued		$ 1,000	$ 1,500
PTVI [Member]
IfrsStatementLineItems [Line Items]
Divestment vale received		155
Recognized in gain value		1,059
Notes Offering And Bond Tender Offers [Member]
IfrsStatementLineItems [Line Items]
Number of notes issued		1,000
Energy Transition Metals Business [Member]
IfrsStatementLineItems [Line Items]
Recognized in gain value	$ 895
Sale of equity interest rate	10.00%
Aggregated amount	$ 2,455
Remuneration On Transaction [Member]
IfrsStatementLineItems [Line Items]
Remuneration on stockholders equity		$ 1,608